UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 90.62%
Corporate bonds — 27.82%
Austria — 0.49%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	735,000	$1,042,513

Cayman Islands — 0.03%
Seagate HDD Cayman,
7.750%, due 12/15/18[1]		$50,000	51,250

France — 1.44%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	2,110,000	2,940,258
France Telecom SA,
4.375%, due 07/08/14		$105,000	112,983

Total France corporate bonds			3,053,241

Germany — 1.74%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	450,000	649,080
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		2,140,000	3,032,383

Total Germany corporate bonds			3,681,463

Ireland — 0.30%
GE Capital European Funding,
4.875%, due 03/06/13		445,000	640,271

Luxembourg — 0.09%
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]		$125,000	128,438
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		50,000	57,375

Total Luxembourg corporate bonds			185,813

Malaysia — 3.96%
Johor Corp.,
1.000%, due 07/31/12[2]	MYR	20,240,000	8,360,072

Marshall Islands — 0.01%
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17		$20,000	21,600

Mexico — 0.17%
America Movil SAB de CV,
5.000%, due 03/30/20		350,000	360,961

Netherlands — 0.77%
ING Groep NV,
5.775%, due 12/08/15[3,4]		50,000	44,500
Rabobank Nederland NV,
4.125%, due 04/04/12	EUR	1,110,000	1,571,781

Total Netherlands corporate bonds			1,616,281

Qatar — 0.15%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]		$265,000	308,749

Russia — 1.87%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[5]		3,600,000	3,954,600

Ukraine — 0.45%
Naftogaz Ukraine,
9.500%, due 09/30/14		880,000	957,000

United Kingdom — 1.24%
BP Capital Markets PLC,
3.875%, due 03/10/15		480,000	502,902
British Telecommunications PLC,
9.875%, due 12/15/30		210,000	291,194
Global Crossing UK Finance PLC,
10.750%, due 12/15/14		75,000	77,906
Lloyds TSB Bank PLC,
6.375%, due 01/21/21		225,000	232,831

Royal Bank of Scotland Group PLC,
5.625%, due 08/24/20		400,000	395,403
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	500,000	705,444
4.150%, due 06/10/14		$400,000	423,634

Total United Kingdom corporate bonds			2,629,314

United States — 14.47%
AK Steel Corp.,
7.625%, due 05/15/20		100,000	102,000
Allison Transmission, Inc.,
11.000%, due 11/01/15[1]		100,000	108,750
Ally Financial, Inc.,
8.300%, due 02/12/15		170,000	191,888
Alta Mesa Holdings,
9.625%, due 10/15/18[1]		75,000	75,938
Altria Group, Inc.,
9.950%, due 11/10/38		390,000	542,218
AMC Entertainment, Inc.,
8.750%, due 06/01/19		30,000	32,213
American International Group, Inc.,
8.175%, due 05/15/58[3]		100,000	109,750
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]		15,000	16,163
Anadarko Petroleum Corp.,
5.950%, due 09/15/16		235,000	257,713
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14		250,000	270,625
ARAMARK Corp.,
8.500%, due 02/01/15		125,000	130,625
Arch Coal, Inc.,
7.250%, due 10/01/20		100,000	106,250
8.750%, due 08/01/16		25,000	27,906
AT&T, Inc.,
6.500%, due 09/01/37		250,000	266,136
Atlas Pipeline Partners LP,
8.750%, due 06/15/18		175,000	187,250
Bank of America Corp.,
6.500%, due 08/01/16		365,000	409,542
7.625%, due 06/01/19		220,000	257,219
8.000%, due 01/30/18[3,4]		75,000	79,177
BE Aerospace, Inc.,
6.875%, due 10/01/20		100,000	104,250
Boeing Co.,
4.875%, due 02/15/20		200,000	214,297
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14		50,000	51,313
Boyd Gaming Corp.,
9.125%, due 12/01/18[1]		50,000	52,500
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35		155,000	186,083
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19[1]		75,000	75,750
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17		110,000	124,850
Calpine Corp.,
7.875%, due 07/31/20[1]		115,000	121,612
Capital One Bank USA N.A.,
8.800%, due 07/15/19		255,000	322,065
Case New Holland, Inc.,
7.875%, due 12/01/17[1]		125,000	139,687
Caterpillar Financial Services Corp.,
6.125%, due 02/17/14		300,000	338,350
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17		25,000	29,469
Celanese US Holdings LLC,
6.625%, due 10/15/18[1]		25,000	26,125
Chesapeake Energy Corp.,
9.500%, due 02/15/15		125,000	155,000
CIT Group, Inc.,
7.000%, due 05/01/17		375,000	377,812
Clearwire Communications LLC,
12.000%, due 12/01/15[1]		200,000	218,000
Comcast Corp.,
6.300%, due 11/15/17		500,000	565,526
Crosstex Energy,
8.875%, due 02/15/18		180,000	198,450
CSX Corp.,
6.220%, due 04/30/40		50,000	54,197
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]		100,000	114,500
Developers Diversified Realty Corp.,
9.625%, due 03/15/16		75,000	91,122
Diamond Resorts Corp.,
12.000%, due 08/15/18[1]		85,000	91,163

DIRECTV Holdings LLC,
6.000%, due 08/15/40	225,000	220,126
7.625%, due 05/15/16	650,000	715,000
DISH DBS Corp.,
7.875%, due 09/01/19	100,000	108,375
DuPont Fabros Technology LP,
8.500%, due 12/15/17	125,000	137,813
Dynegy Holdings, Inc.,
7.625%, due 10/15/26	750,000	498,750
8.375%, due 05/01/16	50,000	40,125
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	50,000	52,193
Entravision Communications Corp.,
8.750%, due 08/01/17	75,000	81,000
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	200,000	218,418
Ferrellgas Partners-LP,
9.125%, due 10/01/17	150,000	165,750
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	115,000	136,994
Ford Motor Co.,
7.450%, due 07/16/31	100,000	108,845
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15	100,000	126,287
Fortune Brands, Inc.,
5.375%, due 01/15/16	875,000	920,175
Freescale Semiconductor, Inc.,
9.125%, due 12/15/14[6]	75,000	78,375
Frontier Communications Corp.,
9.000%, due 08/15/31	85,000	89,462
FTI Consulting, Inc.,
6.750%, due 10/01/20[1]	25,000	25,000
Gannett Co., Inc.,
9.375%, due 11/15/17	25,000	28,437
General Electric Capital Corp.,
4.625%, due 01/07/21	1,245,000	1,238,184
5.875%, due 01/14/38	755,000	757,478
GenOn Escrow Corp.,
9.875%, due 10/15/20[1]	75,000	78,937
Georgia-Pacific LLC,
8.875%, due 05/15/31	100,000	122,250
Goldman Sachs Group, Inc.,
5.375%, due 03/15/20	325,000	333,911
6.150%, due 04/01/18	250,000	273,883
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	225,000	256,500
Graham Packaging Co. LP,
8.250%, due 10/01/18	25,000	26,937
Graphic Packaging International, Inc.,
9.500%, due 06/15/17	50,000	55,500
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38[3]	100,000	110,500
HCA, Inc.,
7.750%, due 05/15/21[1]	50,000	52,625
9.625%, due 11/15/16[6]	200,000	217,000
Hertz Corp.,
7.375%, due 01/15/21[1]	50,000	52,250
Host Hotels & Resorts LP, Series Q,
6.750%, due 06/01/16	75,000	77,813
HSBC Finance Corp.,
6.750%, due 05/15/11	2,000,000	2,024,502
Inergy LP,
7.000%, due 10/01/18[1]	100,000	103,625
ING Capital Funding Trust III,
3.903%, due 03/31/11[3,4]	75,000	71,965
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	75,000	81,844
Iron Mountain, Inc.,
8.375%, due 08/15/21	325,000	359,531
JC Penney Corp., Inc.,
7.125%, due 11/15/23	30,000	30,900
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	515,000	528,076
JPMorgan Chase & Co.,
4.400%, due 07/22/20	475,000	463,772
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	25,000	27,125
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,3]	35,000	45,588

Life Technologies Corp.,
6.000%, due 03/01/20	120,000	130,784
Limited Brands, Inc.,
7.600%, due 07/15/37	25,000	24,687
Lincoln National Corp.,
7.000%, due 05/17/66[3]	60,000	59,700
Linn Energy LLC,
7.750%, due 02/01/21[1]	100,000	106,250
Lyondell Chemical Co.,
11.000%, due 05/01/18	100,000	114,750
Marathon Petroleum Corp.,
5.125%, due 03/01/21[1]	150,000	152,151
Marina District Finance Co., Inc.,
9.500%, due 10/15/15[1]	80,000	83,400
McJunkin Red Man Corp.,
9.500%, due 12/15/16[1]	100,000	99,000
MedAssets, Inc.,
8.000%, due 11/15/18[1]	50,000	51,375
MetLife, Inc.,
6.400%, due 12/15/36	425,000	406,257
MGM Resorts International,
10.000%, due 11/01/16[1]	100,000	106,250
Michael Foods, Inc.,
9.750%, due 07/15/18[1]	100,000	109,500
Morgan Stanley,
5.500%, due 01/26/20	215,000	217,813
6.625%, due 04/01/18	250,000	276,360
Multiplan, Inc.,
9.875%, due 09/01/18[1]	100,000	107,625
Murray Energy Corp.,
10.250%, due 10/15/15[1]	25,000	26,687
Mylan, Inc.,
7.625%, due 07/15/17[1]	25,000	27,469
Nalco Co.,
6.625%, due 01/15/19[1]	30,000	31,012
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	300,000	323,430
News America, Inc.,
6.200%, due 12/15/34	200,000	206,244
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	50,000	54,250
Niska Gas Storage US LLC,
8.875%, due 03/15/18[1]	50,000	54,500
ONEOK Partners LP,
8.625%, due 03/01/19	250,000	316,409
Owens Corning,
6.500%, due 12/01/16	400,000	437,366
PAETEC Holding Corp.,
9.875%, due 12/01/18[1]	35,000	37,712
Peabody Energy Corp.,
6.500%, due 09/15/20	50,000	53,500
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	25,000	27,000
Petrohawk Energy Corp.,
7.875%, due 06/01/15	50,000	53,000
Pinafore LLC, Inc.,
9.000%, due 10/01/18[1]	50,000	55,625
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	30,000	32,175
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	50,000	55,187
QEP Resources, Inc.,
6.875%, due 03/01/21	100,000	104,750
QVC, Inc.,
7.500%, due 10/01/19[1]	25,000	26,687
Qwest Corp.,
7.625%, due 06/15/15	370,000	424,575
Realogy Corp.,
10.500%, due 04/15/14	50,000	52,000
Republic Services, Inc.,
6.200%, due 03/01/40	325,000	351,324
Reynolds American, Inc.,
7.625%, due 06/01/16	195,000	231,705
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	750,000	803,437
7.500%, due 10/15/27	125,000	124,375
Ryerson, Inc.,
12.000%, due 11/01/15	75,000	80,625
Sanmina-SCI Corp.,
8.125%, due 03/01/16	75,000	77,250
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	50,000	55,125
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	400,000	354,063

Sempra Energy,
8.900%, due 11/15/13		300,000	350,341
9.800%, due 02/15/19		225,000	299,251
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]		50,000	56,500
Solo Cup Co.,
8.500%, due 02/15/14		25,000	21,313
Sprint Capital Corp.,
8.750%, due 03/15/32		60,000	62,400
Sprint Nextel Corp.,
8.375%, due 08/15/17		50,000	55,438
SquareTwo Financial Corp.,
11.625%, due 04/01/17[1]		200,000	200,500
Standard Pacific Corp.,
10.750%, due 09/15/16		25,000	29,375
SunGard Data Systems, Inc.,
10.250%, due 08/15/15		100,000	105,375
SunTrust Bank,
7.250%, due 03/15/18		300,000	336,509
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26		325,000	341,034
Tenet Healthcare Corp.,
6.875%, due 11/15/31		50,000	40,125
8.875%, due 07/01/19		50,000	56,875
Tenneco, Inc.,
7.750%, due 08/15/18		5,000	5,381
Tesoro Corp.,
9.750%, due 06/01/19		40,000	45,100
Texas Competitive Electric Holdings Co. LLC, Series A,
10.250%, due 11/01/15		25,000	14,063
Time Warner Cable, Inc.,
6.550%, due 05/01/37		80,000	83,064
6.750%, due 07/01/18		350,000	401,867
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17		200,000	217,500
Univision Communications, Inc.,
8.500%, due 05/15/21[1]		50,000	52,125
12.000%, due 07/01/14[1]		75,000	81,750
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18		25,000	25,688
Verizon Communications, Inc.,
6.900%, due 04/15/38		585,000	663,611
Verizon Wireless Capital LLC,
8.500%, due 11/15/18		575,000	745,237
Verso Paper, Inc.,
11.500%, due 07/01/14		50,000	55,125
Series B,
11.375%, due 08/01/16		75,000	79,688
Wal-Mart Stores, Inc.,
3.250%, due 10/25/20		805,000	753,612
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,4,7,8]		1,000,000	20,000
Weyerhaeuser Co.,
7.375%, due 03/15/32		125,000	135,921
Whiting Petroleum Corp.,
6.500%, due 10/01/18		15,000	15,563
Windstream Corp.,
8.625%, due 08/01/16		100,000	105,750
WMG Acquisition Corp.,
9.500%, due 06/15/16		250,000	266,250
XL Group PLC,
Series E, 6.500%, due 04/15/17[3,4]		100,000	92,500
Yankee Holdings Corp.,
10.250%, due 02/15/16[1]		30,000	30,900
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]		225,000	252,563

Total United States corporate bonds			30,586,983

Venezuela — 0.64%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		2,000,000	1,360,000

Total corporate bonds
(cost $54,909,363)			58,810,111

Asset-backed securities — 2.38%
United Kingdom — 1.69%
Chester Asset Receivables Dealings,
Series 2004-C1, Class C,
1.856%, due 09/15/13[3,5]	EUR	2,610,000	3,570,349

United States — 0.69%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.462%, due 08/25/35[3]		$101,369	97,561
Bear Stearns Asset Backed Securities Trust,
Series 2006-SD2, Class A2,
0.462%, due 06/25/36[3]		530,212	520,031

Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C,
5.540%, due 04/15/15	450,000	460,843
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.432%, due 08/25/36[2,3]	392,970	123,219
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A1,
0.352%, due 01/25/37[3]	11,933	11,897
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.332%, due 01/25/37[3]	5,953	5,923
Residential Asset Securities Corp.,
Series 2005-KS11, Class AI3,
0.462%, due 12/25/35[3]	32,993	32,449
Soundview Home Equity Loan Trust,
Series 2006-OPT3, Class 2A2,
0.372%, due 06/25/36[3]	2,877	2,868
Series 2005-OPT1, Class 2A4,
0.562%, due 06/25/35[3]	222,924	210,320

Total United States asset-backed securities		1,465,111

Total asset-backed securities
(cost $4,835,476)		5,035,460

Collateralized debt obligations — 4.08%
Cayman Islands — 4.08%
Atrium CDO Corp.,
Series 5A, Class A2B,
0.633%, due 07/20/20[1,2,3,7]	2,000,000	1,726,000
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.683%, due 11/15/17[1,2,3,7]	2,000,000	1,849,000
Capstan CBO Ltd.,
Series 1A, Class B,
1.743%, due 11/08/12[1,2,3,7]	1,220,502	1,183,887
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.237%, due 12/16/15[1,2,3,7]	1,000,000	920,000
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.643%, due 04/16/21[1,2,3,7]	2,500,000	2,150,000
Sargas CLO Ltd.,
Series 2006-1A, Class A2,
0.553%, due 10/20/18[1,2,3,7]	813,472	797,203

Total collateralized debt obligations
(cost $6,207,186)		8,626,090

Commercial mortgage-backed securities — 8.21%
United States — 8.21%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.698%, due 04/10/49[3]	2,950,000	2,926,217
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.698%, due 12/10/49[3]	4,950,000	5,144,430
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49[3]	3,050,000	2,979,594
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,300,000	1,331,494
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	3,025,000	3,151,035
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.804%, due 08/12/45[1,3]	1,750,000	1,820,099

Total commercial mortgage-backed securities
(cost $11,723,917)		17,352,869

Mortgage & agency debt securities — 2.06%
United States — 2.06%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.571%, due 05/25/36[3]		763,185	2,439
Series 2006-7, Class B1,
5.848%, due 08/25/36[3]		162,819	4,084
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.502%, due 06/19/35[3]		208,605	144,041
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
5.800%, due 10/25/36[3]		6,492,000	2,998,707
Residential Funding Mortgage Securities I,
Series 2006-S6, Class M1,
6.000%, due 07/25/36[2]		45,103	9
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.500%, due 09/25/36[3]		1,500,000	1,180,390
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class LB1,
1.238%, due 09/25/36[2,3]		825,243	13,442
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.908%, due 09/25/36[3]		278,671	2,787
Series 2006-18, Class B1,
6.000%, due 12/26/36		3,276,124	6,221

Total mortgage & agency debt securities
(cost $11,476,628)			4,352,120

Municipal bond — 0.15%
State of California General Obligation Bonds
7.3000%, due 10/01/39
(cost $302,469)		300,000	315,639

US government obligations — 6.06%
US Treasury Bonds,
4.250%, due 11/15/40		510,000	489,202
PO, 4.681%, due 05/15/40[9]		11,000,000	2,717,616
8.000%, due 11/15/21		725,000	1,017,606
US Treasury Inflation Indexed Bonds (TIPS),
2.125%, due 02/15/40[10]		1,521,090	1,582,884
US Treasury Notes,
0.625%, due 12/31/12		5,000,000	5,000,390
2.000%, due 01/31/16		1,310,000	1,303,756
2.625%, due 11/15/20		750,000	701,719

Total US government obligations
(cost $12,970,192)			12,813,173

Non-US government obligations — 36.62%
Argentina — 2.92%
Republic of Argentina,
0.467%, due 08/03/12[3]		24,520,000	5,860,280
7.000%, due 09/12/13		160,000	164,800
7.000%, due 04/17/17		100,000	88,650
8.280%, due 12/31/33		44,204	36,800
Series 1, 8.750%, due 06/02/17		9,432	9,512
10.686%, due 12/15/35[3]		100,825	14,468

			6,174,510

Austria — 1.07%
Republic of Austria,
3.500%, due 09/15/21[1]	EUR	1,000,000	1,362,645
3.800%, due 10/20/13[1]		630,000	911,968

			2,274,613

Belgium — 0.72%
Kingdom of Belgium,
3.500%, due 03/28/15		1,090,000	1,517,638

Brazil — 1.51%
Notas do Tesouro Nacional, Series B,
6.000%, due 05/15/45[11]	BRL	2,530,000	3,187,932

Chile — 1.93%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[10]	CLP	1,915,898,550	4,089,675

Colombia — 1.95%
Republic of Colombia,
12.000%, due 10/22/15	COP	6,240,000,000	4,127,791

Finland — 0.93%
Government of Finland,
4.375%, due 07/04/19	EUR	1,320,000	1,966,710

France — 0.33%
Government of France,
4.000%, due 04/25/55		515,000	703,852

Germany — 3.68%
Bundesrepublik Deutschland,
4.000%, due 01/04/37		375,000	544,540
4.750%, due 07/04/28		1,345,000	2,110,551
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,000,000	1,446,996
4.625%, due 10/12/12		1,810,000	2,618,229
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14		750,000	1,063,914

			7,784,230

Greece — 0.66%
Hellenic Republic,
2.900%, due 07/25/25[10]		1,988,558	1,399,496

Indonesia — 3.26%
Indonesia Treasury Bond,
9.500%, due 07/15/31	IDR	63,260,000,000	6,893,235

Italy — 2.79%
Buoni Poliennali Del Tesoro,
3.750%, due 08/01/21	EUR	1,600,000	2,026,760
4.000%, due 02/01/37		2,320,000	2,587,440
6.500%, due 11/01/27		830,000	1,278,804

			5,893,004

Mexico — 0.94%
Mexican Udibonos,
4.000%, due 06/13/19[10]	MXN	5,000,000	1,987,854

Poland — 1.92%
Government of Poland,
5.750%, due 04/25/14	PLN	11,500,000	4,053,918

Russia — 2.37%
Russian Federation,
5.000%, due 04/29/20[5]		$5,000,000	5,006,250

South Africa — 2.11%
Republic of South Africa,
5.500%, due 12/07/23[10]	ZAR	23,843,050	4,454,378

Spain — 1.97%
Government of Spain,
3.900%, due 10/31/12	EUR	180,000	252,316
4.000%, due 04/30/20		1,615,000	2,044,312
4.200%, due 01/31/37		521,000	549,274
6.150%, due 01/31/13		900,000	1,310,399

			4,156,301

United Kingdom — 2.76%
UK Gilts,
2.000%, due 01/22/16	GBP	2,700,000	4,260,386
4.250%, due 12/07/49		980,000	1,571,646

			5,832,032

Venezuela — 2.80%
Republic of Venezuela,
7.750%, due 10/13/19[5]		$1,000,000	660,000
8.250%, due 10/13/24[5]		3,500,000	2,192,750
9.250%, due 05/07/28[5]		2,800,000	1,834,000
9.375%, due 01/13/34		1,850,000	1,230,250

			5,917,000

Total Non-US government obligations
(cost $76,916,452)			77,420,419

Supranational bond — 1.11%
European Investment Bank,
5.375%, due 10/15/12
(cost $2,281,179)	EUR	1,600,000	2,339,631

Structured note — 2.13%
Sri Lanka — 2.13%
Hong Kong & Shanghai Bank,
7.740%, due 08/19/11
(linked to Sri Lanka Government
Bond, 7.740% due 08/19/11)[9]
(cost $4,443,000)		$4,600,000	4,511,634

Total bonds
(cost $186,065,862)			191,577,146

	Shares

Short-term investment — 3.66%
Investment company — 3.66%
UBS Cash Management Prime Relationship Fund[11]
(cost $7,737,521)		7,737,521	7,737,521

	Number of
	contracts

Options Purchased — 0.97%
Put Options — 0.63%
3 Month Sterling Interest Rate Futures, strike @ GBP 98.750, expires March 2011*		250	0
90 Day Euro-Dollar Futures, strike @ USD 96.000, expires March 2011*		226	1,413
90 Day Euro-Dollar Time Deposit, strike @ USD 99.625, expires March 2011*		1,071	13,387
90 Day Euro-Dollar Time Deposit, strike @ USD 98.500, expires September 2011*		486	18,225
90 Day Euro-Dollar Time Deposit, strike @ USD 98.250, expires December 2011*		243	19,744
90 Day Euro-Dollar Time Deposit, strike @ USD 99.250, expires September 2012*		230	533,312
1 Year Euro-Dollar Mid Curve, strike @ USD 98.500, expires September 2011*		486	440,438
1 Year Euro-Dollar Mid Curve, strike @ USD 98.250, expires December 2011*		243	302,231

	Face amount
	covered by
	contracts

Call Options — 0.02%
Foreign Exchange Option, Buy EUR/TRY, strike @ TRY 2.305, expires January 2012*		416,000	EUR	30,222
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.227, expires June 2011*		750,000		$16,975

Put Options — 0.03%
Foreign Exchange Option, Buy EUR/TRY, strike @ TRY 2.305, expires January 2012*	EUR	416,000		$27,379
Foreign Exchange Option, Buy JPY/KRW, strike @ KRW 12.951, expires May 2011*	JPY	70,812,000		6,235
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.130, expires March 2011*		$1,510,000		7,443
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.130, expires March 2011*		1,880,000		10,201
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.227, expires June 2011*		750,000		18,366

				1,445,571

	Notional amount

Options purchased on interest rate swaps — 0.29%
Expiring 04/27/11. If option exercised the Fund pays semi-annually 4.035% and receives quarterly floating 6 month GBP LIBOR Underlying interest rate swap terminating 04/27/18 European style. Counterparty: Deutsche Bank AG*	10,000,000	6,798
Expiring 06/08/13. If option exercised the Fund pays semi-annually 1.990% and receives quarterly floating 3 month USD LIBOR Underlying interest rate swap terminating 06/10/13. European style. Counterparty: Deutsche Bank AG*	50,000,000	14,853
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG*	14,000,000	590,413

		612,064

Total options purchased
(cost $2,821,297)	2,057,635

Total investments[12] — 95.25%
(cost $196,624,680)	201,372,302
Cash and other assets, less liabilities — 4.75%	10,049,220

Net assets — 100.00%	$211,421,522

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,159,439
Gross unrealized depreciation	(14,411,817)

Net unrealized appreciation of investments	$4,747,622

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of these securities amounted to $18,936,157 or 8.96% of net assets.
[2]	Security is illiquid. At February 28, 2011, the value of these securities amounted to $17,142,832 or 8.11% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rates as of February 28, 2011 and changes periodically.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At February 28, 2011, the value of these securities amounted to $17,217,949 or 8.14% of net assets.
[6]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[7]	These securities, which represent 4.09% of net assets as of February 28, 2011, are considered restricted. (See restricted securities table below for more information.)

			Acquisition		02/28/11
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value	percentage of
Restricted securities	date	cost	net assets	02/28/11	net assets

Atrium CDO Corp.,
Series 5A, Class A2B,
0.633%, due 07/20/20	11/17/08	$1,040,200	0.49%	$1,726,000	0.82%
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.683%, due 11/15/17	11/12/08	1,130,000	0.54	1,849,000	0.87
Capstan CBO Ltd.,
Series 1A, Class B,
1.743%, due 11/08/12	01/26/11	1,183,887	0.56	1,183,887	0.56
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.237%, due 12/16/15	12/17/10	3,644,000	1.72	920,000	0.43
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.643%, due 04/16/21	10/30/08	1,362,500	0.64	2,150,000	1.02
Sargas CLO Ltd.,
Series 2006-1A, Class A2,
0.553%, due 10/20/18	06/17/09	1,221,371	0.58	797,203	0.38
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	1,025,000	0.49	20,000	0.01

		$10,606,958	5.02%	$8,646,090	4.09%

[8]	Security is in default.
[9]	Rate shown reflects annualized yield at February 28, 2011 on zero coupon bond.

[10]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[11]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
earned from
		Purchases	Sales		affiliate for
		during the	during the		the three
		three months	three months		months
	Value	ended	ended	Value	ended
Security description	11/30/10	02/28/11	02/28/11	02/28/11	02/28/11

UBS Cash Management Prime Relationship Fund	$14,933,565	$41,436,017	$48,632,061	$7,737,521	$4,251

[12]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GE	General Electric
OJSC	Open joint stock company
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Forward foreign currency contracts
Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of February 28, 2011:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Barclays Bank PLC	AUD	16,865,000	USD	16,345,339	03/02/11	$(825,761)
Barclays Bank PLC	CHF	15,515,000	USD	15,526,303	03/02/11	(1,172,653)
Barclays Bank PLC	GBP	18,345,000	USD	28,906,877	03/02/11	(915,672)
Barclays Bank PLC	USD	16,266,098	CAD	16,465,000	03/02/11	681,048
Barclays Bank PLC	USD	1,225,815	EUR	935,000	03/02/11	64,438
Citigroup Global Markets Ltd.	COP	8,035,000,000	USD	4,262,599	06/01/11	8,179
Citigroup Global Markets Ltd.	USD	4,244,585	COP	8,035,000,000	03/09/11	(24,933)
Citigroup Global Markets Ltd.	USD	41,598	KRW	46,070,000	05/20/11	(968)
Citigroup Global Markets Ltd.	USD	6,600,000	MXN	80,757,600	03/09/11	68,121
Credit Suisse First Boston	BRL	14,434,150	USD	8,648,382	03/09/11	(15,778)
Credit Suisse First Boston	BRL	155,665	USD	91,406	05/20/11	(622)
Credit Suisse First Boston	CLP	1,885,000,000	USD	3,843,409	03/09/11	(115,443)
Credit Suisse First Boston	CLP	43,192,474	USD	90,626	05/20/11	429
Credit Suisse First Boston	CZK	83,520,000	USD	4,652,313	03/09/11	(82,423)
Credit Suisse First Boston	CZK	2,332,175	USD	126,773	05/20/11	(5,339)
Credit Suisse First Boston	HUF	920,322,000	USD	4,560,802	03/09/11	(118,339)
Credit Suisse First Boston	HUF	133,522,254	USD	632,433	05/20/11	(39,634)
Credit Suisse First Boston	IDR	62,467,902,000	USD	6,937,888	03/09/11	(134,665)
Credit Suisse First Boston	INR	518,500,000	USD	11,359,305	03/09/11	(78,884)
Credit Suisse First Boston	INR	5,725,792	USD	124,501	05/20/11	(85)
Credit Suisse First Boston	MXN	9,178,000	USD	753,376	03/02/11	(4,980)
Credit Suisse First Boston	MXN	9,178,000	USD	756,917	03/04/11	(1,286)
Credit Suisse First Boston	MXN	6,421,000	USD	527,366	03/07/11	(2,919)
Credit Suisse First Boston	MXN	61,262,110	USD	5,069,269	03/09/11	10,881
Credit Suisse First Boston	MXN	2,749,468	USD	219,410	05/20/11	(6,232)
Credit Suisse First Boston	MXN	4,413,076	USD	363,026	05/20/11	855
Credit Suisse First Boston	MYR	24,220,000	USD	7,662,132	03/09/11	(273,429)
Credit Suisse First Boston	MYR	24,220,000	USD	7,910,896	06/09/11	24,856
Credit Suisse First Boston	PLN	12,000,000	USD	3,878,349	03/09/11	(302,908)
Credit Suisse First Boston	PLN	940,883	USD	313,041	05/20/11	(12,884)
Credit Suisse First Boston	PLN	181,353	USD	63,191	05/20/11	370
Credit Suisse First Boston	USD	8,187,266	BRL	14,434,150	03/09/11	476,894
Credit Suisse First Boston	USD	90,310	BRL	155,665	05/20/11	1,718
Credit Suisse First Boston	USD	8,463,295	BRL	14,434,150	06/09/11	23,754
Credit Suisse First Boston	USD	60,207	CLP	28,523,048	05/20/11	(643)
Credit Suisse First Boston	USD	30,103	CLP	14,669,426	05/20/11	530
Credit Suisse First Boston	USD	4,407,667	CZK	83,520,000	03/09/11	327,069
Credit Suisse First Boston	USD	124,393	CZK	2,332,175	05/20/11	7,719
Credit Suisse First Boston	USD	618,170	HUF	129,373,254	05/20/11	33,014
Credit Suisse First Boston	USD	11,000,000	IDR	99,935,000,000	03/09/11	314,541
Credit Suisse First Boston	USD	166,400	IDR	1,496,414,000	05/20/11	938
Credit Suisse First Boston	USD	757,073	MXN	9,178,000	03/02/11	1,282
Credit Suisse First Boston	USD	457,793	MXN	5,692,685	05/20/11	9,392
Credit Suisse First Boston	USD	60,207	MXN	732,431	05/20/11	(98)
Credit Suisse First Boston	USD	5,031,795	MXN	61,262,110	06/09/11	(12,549)
Credit Suisse First Boston	USD	7,938,381	MYR	24,220,000	03/09/11	(2,819)
Credit Suisse First Boston	USD	228,220	PLN	689,923	05/20/11	10,772
Credit Suisse First Boston	USD	10,971,107	TRY	16,620,130	03/09/11	(586,129)
Credit Suisse First Boston	USD	93,295	TRY	140,539	05/20/11	(6,433)
Credit Suisse First Boston	USD	149,327	TWD	4,374,000	03/22/11	(2,224)
Credit Suisse First Boston	USD	280,799	ZAR	2,030,003	05/20/11	7,301
Credit Suisse First Boston	ZAR	2,899,116	USD	403,584	05/20/11	(7,861)
Deutsche Bank AG	KRW	2,697,900,000	USD	2,379,415	03/09/11	(9,926)
Deutsche Bank AG	KRW	184,612,274	USD	162,225	05/20/11	(590)
Deutsche Bank AG	USD	4,456,056	HUF	907,810,000	03/09/11	159,472
Goldman Sachs International	MXN	19,495,490	USD	1,610,000	03/09/11	265
Goldman Sachs International	PLN	12,000,000	USD	4,145,078	06/09/11	(4,682)
Goldman Sachs International	TRY	16,620,130	USD	10,479,275	03/09/11	94,297
Goldman Sachs International	TRY	188,458	USD	118,211	05/20/11	1,733
Goldman Sachs International	USD	20,799	HUF	4,149,000	05/20/11	84
Goldman Sachs International	USD	124,393	INR	5,725,792	05/20/11	193
Goldman Sachs International	USD	124,393	KRW	138,542,274	05/20/11	(2,208)
Goldman Sachs International	USD	60,207	MXN	730,280	05/20/11	(275)
Goldman Sachs International	USD	60,207	MXN	741,148	05/20/11	617
Goldman Sachs International	USD	22,094,241	NOK	135,040,000	03/02/11	2,019,184
Goldman Sachs International	USD	4,176,528	PLN	12,000,000	03/09/11	4,730
Goldman Sachs International	USD	124,393	PLN	372,313	05/20/11	4,578
Goldman Sachs International	USD	20,830	PLN	60,000	05/20/11	(46)
Goldman Sachs International	USD	21,484,324	SEK	149,460,000	03/02/11	2,113,629
Goldman Sachs International	USD	31,098	TRY	47,919	05/20/11	(1,482)
Goldman Sachs International	USD	10,344,265	TRY	16,620,130	06/09/11	(104,619)
Goldman Sachs International	USD	41,379	TRY	70,000	01/31/12	(23)
Goldman Sachs International	USD	6,842,658	ZAR	48,606,140	03/09/11	130,652
Goldman Sachs International	USD	31,098	ZAR	223,789	05/20/11	662
Goldman Sachs International	USD	93,294	ZAR	645,324	05/20/11	(1,710)

HSBC Bank PLC London	GBP	25,685,000	USD	41,476,010	06/03/11	(235,403)
HSBC Bank PLC London	USD	41,522,885	GBP	25,685,000	03/02/11	231,936
JPMorgan Chase Bank	CLP	1,885,000,000	USD	3,935,282	06/09/11	4,817
JPMorgan Chase Bank	COP	8,035,000,000	USD	4,291,055	03/09/11	71,402
JPMorgan Chase Bank	GBP	3,565,000	USD	5,747,555	03/02/11	(47,887)
JPMorgan Chase Bank	SEK	137,886,086	USD	21,470,226	03/02/11	(300,345)
JPMorgan Chase Bank	USD	476,691	CAD	469,652	03/02/11	6,715
JPMorgan Chase Bank	USD	3,964,248	CLP	1,885,000,000	03/09/11	(5,396)
JPMorgan Chase Bank	USD	19,776,452	EUR	14,650,000	03/02/11	439,816
JPMorgan Chase Bank	USD	2,300,000	KRW	2,697,900,000	03/09/11	89,341
JPMorgan Chase Bank	USD	21,369,018	SEK	137,890,000	06/03/11	293,949
JPMorgan Chase Bank	USD	41,516	TRY	70,000	01/31/12	(160)
Morgan Stanley & Co. Inc.	CHF	10,010,147	EUR	7,710,000	03/02/11	(134,611)
Morgan Stanley & Co. Inc.	JPY	1,356,500,000	USD	16,351,707	03/02/11	(230,409)
Morgan Stanley & Co. Inc.	JPY	1,173,234,150	USD	14,355,000	06/03/11	2,834
Morgan Stanley & Co. Inc.	USD	2,000,177	EUR	1,530,000	03/02/11	111,147
Morgan Stanley & Co. Inc.	USD	11,112,302	INR	518,500,000	03/09/11	325,887
Morgan Stanley & Co. Inc.	USD	16,365,181	JPY	1,356,500,000	06/03/11	228,876
Royal Bank of Scotland	CHF	23,925,000	USD	25,455,377	06/03/11	(315,413)
Royal Bank of Scotland	GBP	3,775,000	USD	5,958,014	03/02/11	(178,815)
Royal Bank of Scotland	NOK	9,775,834	CHF	1,605,000	03/02/11	(18,144)
Royal Bank of Scotland	SEK	11,131,302	EUR	1,245,000	03/02/11	(39,462)
Royal Bank of Scotland	USD	25,426,948	CHF	23,920,147	03/02/11	318,555
Royal Bank of Scotland	USD	18,343,686	JPY	1,530,300,000	03/02/11	362,994
Skandinaviska Enskilda Banken AB	NOK	48,110,000	SEK	54,086,705	03/02/11	(51,118)
Skandinaviska Enskilda Banken AB	SEK	54,529,317	NOK	48,110,000	03/02/11	(18,765)
State Street Bank & Trust	CAD	16,934,652	AUD	16,865,000	03/02/11	(259,452)
State Street Bank & Trust	EUR	26,070,000	USD	35,418,874	03/02/11	(556,422)
State Street Bank & Trust	JPY	173,800,000	USD	2,084,033	03/02/11	(40,532)
State Street Bank & Trust	NOK	125,264,166	USD	22,080,763	03/02/11	(287,040)
State Street Bank & Trust	USD	30,985,070	EUR	22,710,000	06/03/11	315,291
State Street Bank & Trust	USD	21,971,796	NOK	125,270,000	06/03/11	280,527

Net unrealized appreciation on forward foreign currency contracts						$2,088,756

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of February 28, 2011:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 200 contracts (USD)	June 2011	$24,515,916	$24,718,750	$202,834
2 Year US Treasury Notes, 931 contracts (USD)	June 2011	202,831,702	203,234,391	402,689
Interest rate futures buy contracts:
3 Months Euro Euribor, 152 contracts (EUR)	September 2011	51,589,257	51,536,164	(53,093)
90 Day Euro-Dollar Futures, 126 contracts (USD)	September 2012	30,968,091	31,000,725	32,634
90 Day Euro-Dollar Futures, 413 contracts (USD)	March 2015	99,079,264	99,073,538	(5,726)
30 Day Fed Fund Futures, 190 contracts (USD)	April 2011	79,058,575	79,062,157	3,582
Interest rate futures sell contracts:
1 Month Euro-Dollar Futures, 5 contracts (USD)	April 2011	(1,246,545)	(1,246,687)	(142)
90 Day Euro-Dollar Futures, 209 contracts (USD)	September 2011	(51,982,793)	(52,014,875)	(32,082)
90 Day Euro-Dollar Futures, 413 contracts (USD)	March 2013	(101,075,092)	(100,973,337)	101,755
Japanese 10 Year Bond, 6 contracts (JPY)	March 2011	(10,282,098)	(10,234,582)	47,516
30 Day Fed Fund Futures, 190 contracts (USD)	March 2011	(79,049,906)	(79,054,241)	(4,335)

Net unrealized appreciation on futures contracts				$695,632

Currency type abbreviations:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Options written
Strategic Global Income Fund, Inc. had the following open options written as of February 28, 2011:

	Expiration	Premiums
	date	received	Value

Call option
Foreign Exchange Option, Sell CAD/MXN, CAD 780,000 face amount covered by contracts, strike @ MXN 12.349	June 2011	$19,191	$(17,269)
Put options
90 Day Euro-Dollar Time Deposit, 200 contracts, strike @ USD 98.750	March 2011	166,800	(1,250)
90 Day Euro-Dollar Time Deposit, 1,071 contracts, strike @ USD 99.375	March 2011	23,027	(6,694)
90 Day Euro-Dollar Time Deposit, 486 contracts, strike @ USD 99.500	September 2011	265,599	(112,387)
90 Day Euro-Dollar Time Deposit, 243 contracts, strike @ USD 99.250	December 2011	147,987	(88,088)
90 Day Euro-Dollar Time Deposit, 230 contracts, strike @ USD 97.250	September 2012	45,195	(110,688)
Euro-Bobl, 486 contracts, strike @ USD 97.500	September 2011	210,924	(121,500)
Euro-Bobl, 243 contracts, strike @ USD 97.250	December 2011	151,024	(119,981)
Foreign Exchange Option, Sell CAD/MXN, CAD 780,000 face amount covered by contracts, strike @ MXN 12.349	June 2011	19,191	(5,593)
Options written on interest rate swaps
If option exercised the Fund pays semi-annually 1.550% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 06/10/12. European style. Counterparty: Merrill Lynch International, Notional Amount USD 98,500,000	June 2011	410,006	(1,385)
If option exercised the Fund pays semi-annually 7.250% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 14,000,000	November 2015	257,600	(350,299)
If option exercised the Fund pays semi-annually 8.760% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 14,000,000	November 2015	166,600	(179,697)

Total options written		$1,883,144	$(1,114,831)

LIBOR	London Interbank Offered Rate

Currency type abbreviations:
CAD	Canadian Dollar
MXN	Mexican Peso
USD	United States Dollar

Written option activity for the period ended February 28, 2011 for Strategic Global Income Fund, Inc. was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at November 30, 2010	1,950	$553,813
Options written	4,744	1,091,045
Options terminated in closing purchase transactions	(3,735)	(634,302)
Options expired prior to exercise	—	—

Options outstanding at February 28, 2011	2,959	$1,010,556

Swaption and Foreign exchange option activity for the period ended February 28, 2011 for Strategic Global Income Fund, Inc. was as follows:

Amount of
premiums
received

Swaptions and Foreign exchange options outstanding at November 30, 2010	$905,487
Swaptions and Foreign exchange options written	38,382
Swaptions and Foreign exchange options terminated in closing purchase transactions	(71,281)
Swaptions and Foreign exchange options expired prior to exercise	—

Swaptions and Foreign exchange options outstanding at February 28, 2011	$872,588

Swap agreements
Strategic Global Income Fund, Inc. had outstanding currency swap agreements with the following terms as of February 28, 2011:

										Upfront
										payments		Unrealized
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made)/		appreciation/
Counterparty	currency	contracts	currency	contracts	date	rate		rate		received	Value	(depreciation)

Citigroup Global Markets Ltd.	AUD	16,600,000	USD	16,585,060	02/25/40	4.9333%[1]		0.3115%[2]		$(3,024,520)	$(370,342)	$(3,394,862)
Deutsche Bank AG	EUR	15,642,052	USD	21,500,000	03/16/20	1.0260	[3]	0.3115	[2]	—	(150,650)	(150,650)
Deutsche Bank AG	USD	21,500,000	EUR	15,642,052	03/16/40	0.3115	[2]	1.0260	[3]	—	24,277	24,277
Merill Lynch International	CAD	21,865,500	USD	21,775,851	03/16/40	1.2957	[4]	0.3115	[2]	(385,589)	(760,091)	(1,145,680)
Merill Lynch International	USD	16,585,060	AUD	16,600,000	02/25/20	0.3115	[2]	4.9333	[1]	3,024,520	401,958	3,426,478
Merill Lynch International	USD	21,775,851	CAD	21,865,500	03/16/20	0.3115	[2]	1.2957	[4]	385,589	736,640	1,122,229

										$—	$(118,208)	$ (118,208)

[1]	Rate based on 3 month BBSW.
[2]	Rate based on 3 month USD LIBOR.
[3]	Rate based on 3 month EURIBOR.
[4]	Rate based on 3 month Canadian Bankers’ Acceptance.

BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Strategic Global Income Fund, Inc. had outstanding interest rate swap agreements with the following terms as of February 28, 2011:

				Payments		Payments				Unrealized
			Termination	made by the		received by the		Upfront payments		appreciation/
Counterparty	Notional amount		date	Fund[1]		Fund[1]		(made)/received	Value	(depreciation)

Citigroup Global Markets Ltd.	USD	42,400,000	11/24/18	0.2615%[2]		0.3115%[3]		$—	$91,259	$91,259
Citigroup Global Markets Ltd.	USD	13,768,000	02/15/36	4.6680		0.3115	[3]	—	(1,015,299)	(1,015,299)
Credit Suisse International	EUR	43,590,000	04/13/15	1.2040	[4]	2.4430		(1,390,236)	519,632	(870,604)
Credit Suisse International	EUR	21,000,000	04/13/20	3.3300		1.2040	[4]	1,010,735	(660,263)	350,472
Deutsche Bank AG	AUD	8,570,000	09/21/19	5.0817	[5]	5.9700		35,100	40,102	75,202
Deutsche Bank AG	AUD	15,220,000	02/11/21	5.0817	[5]	6.5850		—	99,644	99,644
Deutsche Bank AG	AUD	4,580,000	09/21/39	5.6200		5.0817	[5]	(64,326)	41,078	(23,248)
Deutsche Bank AG	CAD	13,100,000	10/03/13	1.2957	[6]	1.8750		—	(141,843)	(141,843)
Deutsche Bank AG	CAD	11,700,000	10/03/16	2.4850		1.2957	[6]	—	371,563	371,563
Deutsche Bank AG	CAD	3,250,000	10/03/21	1.2957	[6]	3.2600		—	(164,806)	(164,806)
Deutsche Bank AG	GBP	36,460,000	04/13/15	2.9375		1.0275	[7]	330,182	(962,628)	(632,446)
Deutsche Bank AG	GBP	17,000,000	04/13/20	1.0275	[7]	3.8660		(66,943)	690,707	623,764
Deutsche Bank AG	KRW	17,855,000,000	01/26/21	4.8100		—	[8]	—	(109)	(109)
Deutsche Bank AG	USD	239,850,000	03/31/13	1.1330		0.3115	[3]	—	(432,238)	(432,238)
Deutsche Bank AG	USD	8,958,000	02/15/36	4.5450		0.3115	[3]	—	(485,111)	(485,111)
Goldman Sachs International	EUR	4,800,000	10/10/21	—	[9]	2.7950		—	(455,245)	(455,245)
Goldman Sachs International	EUR	2,150,000	10/10/41	2.8550		—	[9]	—	451,241	451,241
JPMorgan Chase Bank	AUD	17,855,000	01/27/21	5.0817	[5]	6.4650		—	47,566	47,566
JPMorgan Chase Bank	CAD	36,375,000	02/11/14	1.2957	[6]	2.7750		—	85,412	85,412
JPMorgan Chase Bank	CAD	32,620,000	02/11/17	3.5000		1.2957	[6]	—	(256,333)	(256,333)
JPMorgan Chase Bank	CAD	9,200,000	02/11/22	1.2957	[6]	4.1450		—	130,230	130,230
JPMorgan Chase Bank	EUR	10,090,000	12/17/15	1.2540	[4]	2.6375		—	(56,806)	(56,806)
JPMorgan Chase Bank	USD	12,180,000	12/08/15	1.8050		0.3115	[3]	—	197,215	197,215
JPMorgan Chase Bank	USD	42,300,000	11/24/18	0.2615	[2]	0.3115	[3]	—	75,809	75,809
JPMorgan Chase Bank	USD	13,240,000	12/08/20	0.3115	[3]	3.1250		—	(314,524)	(314,524)
JPMorgan Chase Bank	USD	3,260,000	12/08/40	3.9975		0.3115	[3]	—	116,887	116,887
Merrill Lynch International	AUD	1,080,000	02/15/21	5.0817	[5]	6.6350		—	8,817	8,817
Merrill Lynch International	CAD	51,300,000	12/03/12	1.2957	[6]	1.5950		—	(251,222)	(251,222)
Merrill Lynch International	CAD	45,600,000	12/03/15	2.3150		1.2957	[6]	—	872,314	872,314
Merrill Lynch International	CAD	11,420,000	12/15/15	2.6770		1.2957	[6]	—	27,888	27,888
Merrill Lynch International	CAD	12,650,000	12/03/20	1.2957	[6]	3.1850		—	(383,780)	(383,780)
Merrill Lynch International	CAD	5,930,000	02/04/21	3.7250		1.2957	[6]	—	(67,836)	(67,836)
Merrill Lynch International	CAD	7,410,000	02/04/31	1.2957	[6]	4.3100		—	110,930	110,930
Merrill Lynch International	CAD	3,000,000	02/04/41	4.2075		1.2957	[6]	—	(23,744)	(23,744)
Merrill Lynch International	JPY	4,364,000,000	04/26/13	—	[10]	0.4513		—	(12,647)	(12,647)
Merrill Lynch International	JPY	3,505,000,000	04/26/16	0.7063		—	[10]	—	57,827	57,827
Merrill Lynch International	JPY	911,000,000	04/26/21	—	[10]	1.3338		—	(19,834)	(19,834)
Merrill Lynch International	KRW	16,300,000,000	02/11/21	4.8400		—	[8]	—	(12,781)	(12,781)
Merrill Lynch International	USD	84,700,000	11/24/11	0.3115	[3]	0.2615	[2]	—	64,250	64,250
Merrill Lynch International	USD	14,250,000	10/05/13	1.1300		0.3115	[3]	—	96,397	96,397
Merrill Lynch International	USD	39,100,000	02/15/14	2.2120		0.3115	[3]	—	(239,530)	(239,530)
Merrill Lynch International	USD	11,300,000	10/05/16	0.3115	[3]	2.1300		—	(364,075)	(364,075)
Merrill Lynch International	USD	31,570,000	02/15/17	0.3115	[3]	3.4630		—	485,185	485,185
Merrill Lynch International	USD	3,100,000	10/05/21	2.9863		0.3115	[3]	—	216,360	216,360
Merrill Lynch International	USD	8,990,000	02/15/22	4.2965		0.3115	[3]	—	(229,598)	(229,598)

								$(145,488)	$(1,651,939)	$(1,797,427)

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 1 month LIBOR (USD BBA).
[3]	Rate based on 3 month LIBOR (USD BBA).
[4]	Rate based on 6 month EURIBOR.
[5]	Rate based on 6 month BBSW.
[6]	Rate based on 3 month Canadian Bankers’ Acceptance Rate.
[7]	Rate based on 6 month LIBOR (GBP BBA).
[8]	Rate based on 3 month KRW Certificate of deposit. This is a forward starting trade and, as such, a floating rate has not been assigned as of February 28, 2011.
[9]	Rate based on 6 month EURIBOR. This is a forward starting trade and, as such, a floating rate has not been assigned as of February 28, 2011.
[10]	Rate based on 6 month LIBOR (JPY BBA) This is a forward starting trade and, as such, a floating rate has not been assigned as of February 28, 2011.

BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese yen
KRW	Korean Won
USD	United States Dollar

Strategic Global Income Fund, Inc. had outstanding credit default buy protection swap agreements with the following terms as of February 28, 2011:

Credit default swaps on sovereign issues — buy protection1

			Termination	Payments made	Payments received	Upfront payments		Unrealized
Counterparty	Notional amount		date	by the Fund[2]	by the Fund[3]	made	Value	appreciation

Deutsche Bank AG	USD	4,350,000	09/20/20	—%	5.0000%	$(1,098,399)	$ 1,140,785	$42,386

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
[3]	Payments received are based on the notional amount.

Currency type abbreviation:
USD        United States Dollar

Strategic Global Income Fund, Inc. had outstanding credit default sell protection swap agreements with the following terms as of February 28, 2011:

Credit default swaps on sovereign issues — sell protection1

						Upfront
				Payments	Payments	payments		Unrealized
			Termination	made by the	received by	(made)/		appreciation/	Credit
Counterparty	Notional amount		date	Fund	the Fund[2]	received	Value	(depreciation)	spread[3]

Credit Suisse International	USD	1,550,000	03/20/11	—[4]	1.0000	$6,385	$2,560	$8,945	1.5692%
Credit Suisse International	USD	2,150,000	03/20/11	—[5]	5.0000	96,511	23,789	120,300	2.8137
Credit Suisse International	USD	4,000,000	05/20/12	—[6]	3.3000	—	128,439	128,439	1.2896
JPMorgan Chase Bank	USD	10,000,000	03/20/15	—[7]	1.0000	(125,825)	139,903	14,078	0.6945
Morgan Stanley	USD	2,300,000	03/20/12	—[5]	5.0000	(49,899)	44,128	(5,771)	4.1000

						$(72,828)	$338,819	$265,991

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Bulgaria 8.250% bond, due 01/15/15.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentinian Government 8.280% bond, due 12/31/33.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Development Bank of Kazakhstan 7.375% bond, due 11/12/13.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of Japan 2.000% bond, due 03/21/22.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments:

Measurements at 02/28/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$50,430,039	$8,380,072	$58,810,111
Asset-backed securities	—	5,035,460	—	5,035,460
Collateralized debt obligations	—	—	8,626,090	8,626,090
Commercial mortgage-backed securities	—	17,352,869	—	17,352,869
Mortgage & agency debt securities	—	4,352,120	—	4,352,120
Municipal bond	—	315,639	—	315,639
US government obligations	—	12,813,173	—	12,813,173
Non-US government obligations	—	77,420,419	—	77,420,419
Supranational bond	—	2,339,631	—	2,339,631
Structured note	—	4,511,634	—	4,511,634
Short-term investment	—	7,737,521	—	7,737,521
Options purchased	1,328,750	728,885	—	2,057,635
Other financial instruments[1]	135,044	1,243,970	—	1,379,014

Total	$1,463,794	$184,281,360	$17,006,162	$202,751,316

[1]	Other financial instrument includes open futures contracts, swap agreements, options written and forward foreign currency contracts.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annuals and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annuals and interim periods beginning after December 15, 2010. Management is currently evaluating the impact the adoption of the remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate	Collateralized
	bonds	debt obligations	Total

Assets
Beginning balance	$7,506,180	$13,989,022	$21,495,202
Total gains or losses (realized/unrealized), and premiums/discounts included in earnings	873,892	1,538,054	2,411,946
Purchases, sales, issuances, and settlements (net)	—	(6,900,986)	(6,900,986)
Transfers in and/or out of Level 3	—	—	—

Ending balance	$8,380,072	$8,626,090	$17,006,162

The amount of total gains or losses for the period included in earnings attributable to the
change in unrealized gains or losses relating to investments still held at 02/28/11.	$873,892	$263,479	$1,137,371

Industry diversification (unaudited)
As a percentage of net assets as of February 28, 2011

Bonds
Corporate bonds
Aerospace & defense	0.21%
Auto parts & equipment	0.17
Automobiles	0.05
Biotechnology	0.06
Building materials	0.21
Capital markets	0.26
Chemicals	0.07
Commercial banks	5.02
Commercial services & supplies	0.65
Computers & peripherals	0.05
Consumer finance	0.06
Containers & packaging	0.05
Diversified financial services	5.72
Diversified telecommunication services	1.02
Electric utilities	0.19
Food products	0.07
Gaming	0.09
Health care providers & services	0.24
Health services	0.16
Healthcare	0.01
Hotels, restaurants & leisure	0.68
Household durables	0.63
Insurance	0.74
Leisure equipment & products	0.06
Machinery	0.07
Media	1.41
Metals & mining	0.10
Multiline retail	0.37
Multi-utilities	0.31
Non-food & drug retailers	0.03
Oil, gas & consumable fuels	2.45
Paper & forest products	0.19
Real estate investment trust (REIT)	0.15
Real estate management & development	3.99
Retail	0.01
Road & rail	0.04
Semiconductors & semiconductor equipment	0.04
Software	0.02
Specialty retail	0.15
Technology	0.03
Telecommunications	0.03
Textiles, apparel & luxury goods	0.01
Tobacco	0.37
Trading companies & distributors	0.18
Wireless telecommunication services	1.40

Total corporate bonds	27.82%
Asset-backed securities	2.38
Collateralized debt obligations	4.08
Commercial mortgage-backed securities	8.21
Mortgage & agency debt securities	2.06
Municipal bond	0.15
US government obligations	6.06
Non-US government obligations	36.62
Supranational bond	1.11
Structured note	2.13

Total bonds	90.62%
Short-term investment	3.66
Options purchased	0.97

Total investments	95.25%
Cash and other assets, less liabilities	4.75

Net assets	100.00%

Restricted securities:
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s annual report to shareholders dated November 30, 2010.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2011